ProShares Pet Care ETF Investment Strategy - ProShares Pet Care ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of companies that stand to benefit from interest in or resources spent on pet ownership. The Index includes companies in at least one of eight FactSet® Revere Business Industry Classification System Sub-Industries (“RBICS Sub-Industries”) that the index provider has identified as related to the pet ownership value chain, including pharmaceuticals, diagnostics, food and supplies manufacturers, retailers, and other pet care services providers. The eight eligible RBICS Sub-Industries are: (1) internet pet and pet supply retail; (2) pet and pet supply stores; (3) pet food manufacturing; (4) pet supplies manufacturing; (5) veterinary diagnostics; (6) veterinary pharmaceuticals; (7) veterinary product distributors; and (8) veterinary services.Companies in these sub-industries are selected for inclusion in the Index if they earn 50% or more of their revenue or generate at least $1 billion of revenue from one or more of those sub-industries.For purposes of determining Index weight, companies are assigned to two tiers. Companies that earn 50% or more of their revenue from the sub-industries are assigned to Tier 1. All other selected companies are assigned to Tier 2. The Index allocates 82.5% of the weight of the Index to Tier 1 companies. Within Tier 1, companies are weighted based on market capitalization, subject to a 10% limit. The Index allocates 17.5% of the weight of the Index to Tier 2. Within Tier 2, companies are weighted based on market capitalization, subject to a 4.5% limit. The Index’s composition and assigned weights are reevaluated annually in May. The Index is constructed and maintained by FactSet Research Systems, Inc. More information about the Index can be found using the Bloomberg ticker symbol “PETCARE.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the components of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the components of the Index or to instruments not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each component of the Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more components of the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.